Subsequent Events (Details Textual) (Subsequent Event [Member], USD $)	12 Months Ended
Dec. 31, 2015
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds of stock warrant exercises	$ 732,010
Proceeds of stock warrant exercises shares	1,165,786